General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2019 and 2018 are as follows:

	December 31,
	2019	2018
	(Millions)
Current assets reported within Other current assets and deferred charges	$72	$103
Noncurrent assets reported within Regulatory assets, deferred charges, and other	466	495
Total regulated assets	$538	$598

Current liabilities reported within Accrued liabilities	$60	$5
Noncurrent liabilities reported within Regulatory liabilities, deferred income, and other	1,277	1,321
Total regulated liabilities	$1,337	$1,326